Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,082,286	$ 845,388
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,079,321	844,076
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,965	$ 1,312